Note 2 - Significant Accounting Policies (Details) - Liability for Manufacturing Warranty (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability for Manufacturing Warranty [Abstract]0
Beginning accrued warranty balance	$ 329,680	$ 217,812	$ 51,860
Reduction for labor payments and claims made under the warranty	(1,700)	1,723	0
Accruals related to warranties issued during the period	3,410	113,591	165,952
Ending accrued warranty balance	$ 331,390	$ 329,680	$ 217,812